OPERATING LEASE - The Company as lessor (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group as lessor
Lease term	20 years
Minimum lease payments receivable	$ 7,490	$ 3,638	$ 4,313
Operating lease income	402	207
Within one year
The Group as lessor
Minimum lease payments receivable	475	224	195
In the second to fifth years inclusive
The Group as lessor
Minimum lease payments receivable	1,898	896	780
More than five years
The Group as lessor
Minimum lease payments receivable	$ 5,117	$ 2,518	$ 3,338